Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST II
Prospectus Date	rr_ProspectusDate	Aug. 01, 2011
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2012